Bonds Payable - Summary of Bonds Payable (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Bonds Payable [Abstract]
Unsecured domestic bonds	$ 27,000	$ 20,000
Less: Discounts on bonds payable	(23)	(20)
Bonds payable	$ 26,977	$ 19,980